Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Mar. 02, 2013
Accumulated Other Comprehensive Income (Loss)
14.	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The components of accumulated other comprehensive income (loss) are as follows:

	As at
	March 2, 2013	March 3, 2012	February 26, 2011

Accumulated net unrealized gains on available-for-sale investments	$2	$2	$5
Accumulated net unrealized gains (losses) on derivative instruments designated as cash flow hedges	(6)	38	(15)

Accumulated other comprehensive income (loss)	$(4)	$40	$(10)